Financial instruments - financial and other risks - Categories of financial instruments (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($)
Disclosure of detailed information about financial instruments [line items]
Purchase of financial assets measured at fair value through profit or loss, classified as investing activities	$ 89,137	$ 0	$ 0
Number of vessels | vessel	1
Debt outstanding	$ 861,967	1,588,290
Deferred financing fees
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	15,754	28,814
Secured bank loans | Deferred financing fees
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	14,500	24,600
Finance lease
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	900	3,200
Unsecured Senior Notes Due 2025 | Deferred financing fees
Disclosure of detailed information about financial instruments [line items]
Debt outstanding	400	1,100
Unsecured Senior Notes Due 2025 | Unamortized discount on debt
Disclosure of detailed information about financial instruments [line items]
Debt outstanding		100
Accounts payable | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	32,213	10,004
Accrued expenses and other current liabilities | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	73,591	72,678
Secured bank loans | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	718,514	1,090,741
Finance lease | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	73,283	428,137
Unsecured Senior Notes Due 2025 | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	70,571	70,571
Equity investments | DHT Holdings, Inc.
Disclosure of detailed information about financial instruments [line items]
Purchase of financial assets measured at fair value through profit or loss, classified as investing activities	$ 89,100
Number of vessels | vessel	27
Cash and cash equivalents | Loans and receivables, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	$ 332,580	355,551
Accounts receivable | Loans and receivables, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	150,183	203,500
Investment in DHT | Equity investments
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	74,157	0
Financial assets, carrying value	74,157	0
Level 1 of fair value hierarchy | Accounts payable | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	32,213	10,004
Level 1 of fair value hierarchy | Accrued expenses and other current liabilities | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	73,591	72,678
Level 1 of fair value hierarchy | Unsecured Senior Notes Due 2025 | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	70,938	70,260
Level 1 of fair value hierarchy | Cash and cash equivalents | Loans and receivables, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	332,580	355,551
Level 1 of fair value hierarchy | Accounts receivable | Loans and receivables, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	150,183	203,500
Level 2 of fair value hierarchy | Secured bank loans | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	718,514	1,090,741
Level 2 of fair value hierarchy | Finance lease | Financial liabilities at amortised cost, category
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	$ 73,283	$ 428,124
Vessels
Disclosure of detailed information about financial instruments [line items]
Number of vessels | vessel	99	111
Vessels | Equity investments | DHT Holdings, Inc.
Disclosure of detailed information about financial instruments [line items]
Number of vessels | vessel	27
Scorpio Pools | Working capital contributions to Scorpio Pools | Loans and receivables, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	$ 45,761	$ 51,411
Scorpio Pools | Level 1 of fair value hierarchy | Working capital contributions to Scorpio Pools | Loans and receivables, category
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 45,761	$ 51,411